INCOME TAX EXPENSES	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAX EXPENSES

17. INCOME TAX EXPENSES

Caymans and BVIs

The Company and its subsidiary, JE Cleantech International Ltd. are domiciled in the Cayman Islands and the British Virgin Islands, respectively. Both localities currently enjoy permanent income tax holidays; accordingly, the Company and JE Cleantech International Ltd. do not accrue for income taxes.

Singapore

The Company’s subsidiary, JCS-Echigo Pte. Ltd. and Hygieia Warewashing Pte. Ltd are considered Singapore tax resident enterprises under Singapore tax laws; accordingly, they are subject to enterprise income tax on their taxable income as determined under Singapore tax laws and accounting standards at a statutory tax rate of 17% (2023: 17%).

The income tax provision consists of the following components:

	For the years ended December 31,
	2022	2023	2024	2024
	SGD’000	SGD’000	SGD’000	USD’000
Income tax:
Current year	289	99	150	110
Under provision of prior years	-	20	-	-
Current Income Tax Expense Benefit	289	119	150	110
Deferred tax:
Current year	(61)	(47)	100	73
Under provision of prior years	7	39	-	-
Deferred Income Tax Expense Benefit	(54)	(8)	100	73
Income Tax Expense (Benefit)	235	111	250	183

The income tax expense varied from the amount of income tax expense determined by applying the Singapore income tax rate of 17% (2023: 17%) to profit before income tax as a result of the following differences:

	For the years ended December 31,
	2022	2023	2024	2024
	SGD’000	SGD’000	SGD’000	USD’000
Income before tax expenses:	1,427	630	282	208

Tax at the domestic income tax rate	243	107	48	35
Tax effect of expenses that are not deductible in determining taxable profit	27	39	605	443
Under provision in prior years	7	12	-	-
Tax effect of non-taxable incomes	(42)	(47)	(403)	(295)
Income Tax Expense (Benefit)	235	111	250	183